Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,791.0
Balance at beginning of year	$ 112,071
Ending balance, Number of shares	1,750.0	1,791.0
Balance at end of year	$ 115,160	$ 112,071
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	25,434	24,363
Proceeds from shares issued on exercise of stock options, Amount	112	83
Purchase of shares for cancellation and other, Amount	(702)	(732)
Balance at end of year	$ 25,373	$ 25,434
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,791.4	1,821.7
Balance at beginning of year	$ 25,434	$ 24,363
Proceeds from shares issued on exercise of stock options, Number of shares	1.7	1.2
Proceeds from shares issued on exercise of stock options, Amount	$ 112	$ 83
Shares issued as a result of dividend reinvestment plan, Number of shares	6.6	20.5
Shares issued as a result of dividend reinvestment plan	$ 529	$ 1,720
Purchase of shares for cancellation and other, Number of Shares	(49.4)	(52.0)
Purchase of shares for cancellation and other, Amount	$ (702)	$ (732)
Ending balance, Number of shares	1,750.3	1,791.4
Balance at end of year	$ 25,373	$ 25,434